Share-based Compensation Expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
	Mar. 01, 2018 shares	Feb. 15, 2017 shares	Dec. 31, 2016 shares	Aug. 31, 2015 shares	Dec. 31, 2014 shares	Apr. 30, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2019 USD ($) item $ / shares shares	Dec. 31, 2019 CNY (¥) item shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)
Share-based Compensation Expenses [Line Items]
Unpaid liabilities | ¥									¥ 4,543
Stock options [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense | ¥									¥ 1,915
Recognition period for unrecognized compensation cost								2 years 4 months 6 days	2 years 4 months 6 days
Restricted shares [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense other than options | ¥									¥ 1,915
Recognition period for unrecognized compensation cost								2 years 4 months 6 days	2 years 4 months 6 days
Total fair value of share options vested								$ 88	¥ 610		¥ 1,470		¥ 2,468
2008 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares authorized									11,500,000
Number of additional shares authorized							18,375,140
Number of equal monthly installments for remaining vest | item								36	36
Share-based compensation expense recognized if an exercisable event occurred								$ 8,867	¥ 61,736		68,738		98,675
Granted (in shares)	200,523	2,435,709
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized							18,375,140
2008 Plan [Member] | Cost of revenue
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred								575	4,006		1,483		1,075
2008 Plan [Member] | Research and product development
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred								1,732	12,057		9,124		6,864
2008 Plan [Member] | Sales and marketing
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred								477	3,321		1,305		1,650
2008 Plan [Member] | General and administrative
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred								$ 6,083	¥ 42,352		56,826		89,086
2008 Plan [Member] | Minimum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period	6 years	6 years
2008 Plan [Member] | Maximum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period	10 years	10 years
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses [Line Items]
Granted (in shares)								4,340,586	4,340,586
Granted (in dollars per share) | $ / shares								$ 0.0033
Granted (in dollars per share) | $ / shares								$ 1.50		$ 1.28		$ 2.66
Total intrinsic value of options exercised								$ 985	¥ 6,857		11,026		103,082
Total fair value of share options vested								$ 3,657	¥ 25,461		¥ 73,997		¥ 82,814
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									19,872,396	20,507,371	20,507,371
2014 Plan [Member]
Share-based Compensation Expenses [Line Items]
Contractual term								10 years	10 years
Vesting period								4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances								1.00%	1.00%
Increase percent in ordinary shares reserved for future issuances to total outstanding shares								5.00%	5.00%
Initial Ordinary Shares						5,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number									126,894
2014 Plan [Member] | Class A ordinary shares
Share-based Compensation Expenses [Line Items]
Maximum number of shares authorized			41,964,263	41,964,263	41,964,263
Number of additional shares authorized			36,464,263	36,464,263	36,464,263
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			36,464,263	36,464,263	36,464,263